Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

21. Segment Information

The Group is mainly engaged in selling advertising time slots on its network of flat-panel digital advertising displays located in high traffic areas such as commercial locations and residential complexes. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making decisions, allocating resources and assessing the performance. The Group has determined that it has five reportable segments, which are LCD display network, in-store network, poster frame network, movie theater network and traditional outdoor billboards. These segments all derive their revenues from the sale of advertising services. Prior to the disposition of Allyes in 2010, as described in Note 1, the Group had an additional reportable segment, internet advertising, which was reclassified to discontinued operations for all periods presented. The movie theater and traditional outdoor billboards segments were combined in prior years, but have been separately disclosed for all periods presented.

The Group’s CODM does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segment. The following table presents selected financial information relating to the Group’s segments:

2012:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$465,482,598	$51,787,463	$301,557,575	$76,654,316	$32,019,085	$—	$927,501,037
Net revenue — intersegment	8,540,978	—	31,597,847	405,676	17,288	(40,561,789)	—

Total net revenues	474,023,576	51,787,463	333,155,422	77,059,992	32,036,373	(40,561,789)	927,501,037
Total cost of revenue	145,051,125	21,504,233	124,654,020	33,628,231	35,319,745	(40,561,789)	319,595,565

Gross profit	$328,972,451	$30,283,230	$208,501,402	$43,431,761	$(3,283,372)	$—	$607,905,472

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$49,508,907	$—	$786,531,871
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	52,385,608	(59,977,124)	786,531,871
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	45,487,228	(59,977,124)	284,451,279

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$6,898,380	$—	$502,080,592

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

Major Customers

The Group contracts either directly with advertisers or through advertising agents. Details of the customers accounting for 10% or more of total net revenues were as follows:

	Net revenues
	For the years ended December 31,
	2010	2011	2012
Customer A	N/A	N/A	10.39%

The accounts receivable from customers, either advertisers or advertising agents, including their affiliates, which comprised over 10% of the Group’s accounts receivable, as of year end are as follows:

	Accounts receivable
	December 31,
	2011	2012
Customer A	11.56%	10.23%

Major Service lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2010		2011		2012
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousands of U.S. dollars, except percentages)
Net revenue:
LCD display network	$297,641,916	57.7%	$444,364,783	56.5%	$465,482,598	50.2%
In-store network	37,777,154	7.3%	56,374,245	7.2%	51,787,463	5.6%
Poster frame network	121,893,079	23.6%	185,448,868	23.6%	301,557,575	32.5%
Movie theater network	18,094,945	3.5%	50,835,068	6.5%	76,654,316	8.3%
Traditional outdoor billboards	40,907,603	7.9%	49,508,907	6.2%	32,019,085	3.4%

Total net revenue	$516,314,697	100.0%	$786,531,871	100%	$927,501,037	100%